Alexis Practical Tactical ETF
Schedule of Investments
February 28, 2022 (Unaudited)
	Shares	Value
COMMON STOCKS — 18.0%
Communications — 0.7%
Meta Platforms, Inc. - Class A (a)	1,012	$213,562
The Walt Disney Co. (a)	980	145,491
		359,053
Consumer Discretionary — 2.9%
AutoNation, Inc. (a)	2,220	254,545
NIKE, Inc. - Class B	1,804	246,336
Tempur Sealy International, Inc.	5,818	192,052
Tesla, Inc. (a)	403	350,783
The Home Depot, Inc.	1,526	481,957
		1,525,673
Financials — 1.4%
Blackstone, Inc.	1,880	239,644
Morgan Stanley	5,489	498,072
		737,716
Industrials — 6.4%
Caterpillar, Inc.	2,412	452,443
Cummins, Inc.	2,140	436,817
Deere & Co.	1,098	395,302
FedEx Corp.	1,887	419,423
Honeywell International, Inc.	2,311	438,512
Lockheed Martin Corp.	734	318,409
Rockwell Automation, Inc.	1,258	335,358
United Rentals, Inc. (a)	1,550	498,511
		3,294,775
Materials — 0.7%
Freeport-McMoRan, Inc.	7,663	359,778

Technology — 5.9%
Apple, Inc.	5,102	842,442
Applied Materials, Inc.	6,759	907,058
Microsoft Corp.	2,915	870,973
Texas Instruments, Inc.	1,237	210,278
Visa, Inc. - Class A	1,179	254,805
		3,085,556
TOTAL COMMON STOCKS (Cost $9,606,469)		9,362,551

EXCHANGE TRADED FUNDS — 81.5% (c)
Commodities — 5.3%
SPDR Gold Shares ETF (a)	15,410	2,748,836

Equity — 60.1%
Energy Select Sector SPDR Fund	8,931	630,350
Financial Select Sector SPDR Fund	32,360	1,246,507
Invesco QQQ Trust, Series 1	5,067	1,757,236
Invesco S&P 500 Equal Weight ETF	17,538	2,705,237
iShares Core S&P Mid-Cap ETF	9,707	2,579,344
iShares Global 100 ETF	35,944	2,646,916
iShares MSCI United Kingdom ETF	81,346	2,724,278
iShares MSCI USA Momentum Factor ETF	16,164	2,601,919
iShares Russell 1000 Value ETF	9,745	1,578,495
iShares S&P Mid-Cap 400 Value ETF	18,438	1,984,113
iShares U.S. Home Construction ETF	11,560	772,092
iShares U.S. Transportation ETF	8,177	2,119,478
SPDR S&P Homebuilders ETF	9,489	664,704
VanEck Semiconductor ETF	4,265	1,143,660
Vanguard Dividend Appreciation ETF	18,694	2,955,148
Vanguard FTSE Europe ETF	8,854	551,781
Vanguard Health Care ETF	5,681	1,380,142
Vanguard Mega Cap Growth ETF	5,115	1,154,149
		31,195,549
Fixed Income — 6.6%
BlackRock Short Maturity Bond ETF	22,375	1,112,709
iShares 0-5 Year TIPS Bond ETF	16,857	1,785,830
JPMorgan Ultra-Short Income ETF	10,527	530,192
		3,428,731
Real Estate Investment Trust (REITs) — 9.5%
iShares Cohen & Steers REIT ETF	74,521	4,918,386
TOTAL EXCHANGE TRADED FUNDS (Cost $42,464,819)		42,291,502

SHORT-TERM INVESTMENTS - 0.5%
Money Market Funds - 0.5%
U.S. Bank Money Market Deposit Account, 0.006% (b)	279,183	279,183
TOTAL SHORT-TERM INVESTMENTS (Cost $279,183)		279,183

TOTAL INVESTMENTS (Cost $52,350,471) - 100.0%		51,933,236
Other assets and liabilities, net — (0.0)% (d)		(21,220)
TOTAL NET ASSETS — 100.0%		$51,912,016

Percentages are stated as a percent of net assets.

(a) Non-income producing security.
(b) The rate shown is the annualized seven-day yield at period end.
(c) To the extent the Fund invests more heavily in particular sectors or asset classes, its performance will be especially sensitive to developments that significantly affect those sectors or asset classes.

(d) Less than (0.05)%.

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels.
Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs
(including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The Fund did not hold any investments during the period with significant unobservable inputs which would be classified as Level 3.

The following is a summary of the inputs used to value the Fund’s investments carried at fair value as of February 28, 2022:

	Level 1	Level 2	Level 3
Assets*:
Common Stocks	$9,362,551	$-	$-
Exchange Traded Funds	42,291,502	-	-
Short-Term Investments	279,183	-	-
Total Investments in Securities	$51,933,236	$-	$-

* See the Schedule of Investments for industry classifications.